LOSS (INCOME) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2019
LOSS (INCOME) PER SHARE [Abstract]
Computation of loss (income) per share

	Six months ended June 30, 2019		Three months ended June 30, 2019
	Weighted Number of Shares	Loss (Income) Attributed to equity holders of the Company	Weighted Number of Shares	Loss (Income) Attributed to equity holders of the Company

For the computation of basic loss (income)	25,268,501	$9,545	25,495,236	$(5,962)
Effect of potential dilutive ordinary shares (Warrants)	1,078,165	13,471	476,457	17,378

For the computation of diluted loss (income)	26,346,666	$23,016	25,971,693	$11,416